Accrued Liabilities (Details) - Schedule of accrued liabilities - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accrued Liabilities Abstract
Accrued compensation expenses	$ 5,536	$ 3,802	$ 2,692
Accrued interest	230	1,369
Accrued vendor payables	1,256	1,109	509
Accrued professional services	155	934	149
Other accrued liabilities	65	84	61
Total	$ 7,242	$ 7,298	$ 3,411